ACQUISITION OF SMARTENCO	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF SMARTENCO

NOTE 6. ACQUISITION OF SMARTENCO

On November 6, 2019, the Company signed the Agreement with the shareholder of SmartenCo to acquire 100% ownership of SmartenCo. According to the Agreement, the Company issued 1,800,000 common shares and paid $287,280 (CNY 2,000,000) as the consideration for the acquisition.

A fair value of the 1,800,000 shares issued on November 22, 2019 for the acquisition was determined as $54,000.

On January 1, 2020, which was determined as the acquisition date, the Company obtained the control over SmartenCo and SmartenCo started operation as the wholly owned subsidiary of Harmony. The Company accounted the acquisition of SmartenCo as a business combination because SmartenCo had operational processes in place by using its assets and intellectual properties.

Following is the summary of the allocation of the purchase price of $341,280 to the identifiable assets and liabilities of SmartenCo:

Cash	287,280
Common shares	54,000
Total Consideration		341,280

Purchase Price Allocation:
Cash	1,503
Prepaid expenses and other assets	14,429
Other receivable	8,131
Inventory	63,094
Equipment	35,692
Accounts payable and accrued liabilities	(30,500)
Deferred revenue	(6,452)
Other payable	(181,942)
Loan payable	(143,640)
Purchase Price Allocated		(239,685)

Overpayment on Acquisition		580,965

The overpayment of $580,965 has been recorded as acquisition costs on January 1, 2020.

In September 2020, the Company entered into to a loan agreement with the original shareholder of SmartenCo for the unpaid cash consideration of $287,280 (CNY 2,000,000). Since September 2020, the loan bears annual interest of 18% and due on March 1, 2021. The loan agreement was extended and due on February 28, 2022.

The Company accrued interest expenses of $55,830 (2020 - $18,380) for the cash consideration during the year ended December 31, 2021.